Share-based Compensation and Stock Plans - Subsequent Events (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended
	Nov. 30, 2012	May 31, 2013 management_dividend_award	May 31, 2012	Jul. 31, 2012 Stock options [Member]	Jul. 30, 2012 Stock options [Member]	Jul. 31, 2012 Restricted stock units [Member]	Jul. 30, 2012 Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of aggregate shares of common stock					29,821,500		3,665,000
Stock based compensation, new options granted				29,821,500
Stock based compensation, restricted stock units granted						10,795,000
Exercise price for stock options decreased to current fair value	$ 7.88	$ 7.88
Vesting schedule in excess of original vesting schedule		2 years
Management dividend awards vested per each restricted stock unit		1
Common stock, par value		$ 0.01	$ 0.01
Maximum number of shares of common stock		14,000,000